Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
(4)	Inventories

Inventories by major category consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$

Raw materials	264,541	164,408	23,912
Work-in-progress	429,014	163,578	23,791
Finished goods	439,931	150,535	21,895
Total inventories	1,133,486	478,521	69,598

Inventory write-downs due to the lower of cost or market assessment amounted to RMB 89,147, RMB 167,062 and RMB 36,859 (US$ 5,361) for the years ended December 31, 2016, 2017 and 2018, respectively, and were recorded as cost of revenues in the Consolidated Statements of Comprehensive Loss. Inventory write-downs in 2016, 2017 and 2018 were mainly due to decrease of selling price of PV modules.